Investment Strategy	Dec. 31, 2025
SA Franklin Large Cap Disciplined Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization growth companies.
For purposes of the Portfolio’s 80% investment policy, a company is considered to be a large capitalization company if its market capitalization is equal to or greater than the market capitalization of the smallest company in the Russell® 1000 Index during the most recent 12-month period. As of May 31, 2026, the market capitalization range of the companies in the Russell® 1000 Index was between approximately $17.107 million and $5.15 trillion. Also for purposes of the Portfolio’s 80% investment policy, a company is considered to be a growth company if it (i) issues securities that are represented in a third-party growth-style index; or (ii) is above the relevant equity market median in at least two growth metrics similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others. The third-party growth-style indexes the Portfolio currently expects to use to identify growth companies are the Russell 3000® Growth Index and the MSCI All Country World Investable Market Growth Index, although the Portfolio may change the referenced indexes without prior notice.
Equity securities in which the Portfolio invests include common stocks and preferred stocks. In lieu of, or in addition to, direct investments in equity securities, the Portfolio may invest in derivatives and other equity-equivalent, equity-linked or synthetic instruments whose values are based on, or are otherwise tied to, common stocks, equity securities, baskets of equity securities, or equity indexes. These instruments may include convertible securities, rights, warrants, equity-linked notes, participatory notes, options on individual stocks, stock indexes or exchange-traded funds, futures contracts on individual stocks or stock indexes, forward contracts on equity securities, baskets or indexes, total return swaps, equity index swaps, contracts for difference, and other swaps or similar instruments.
The Portfolio may use these instruments as a substitute for direct investments in equity securities or to obtain, adjust, or manage exposure to particular issuers, markets, sectors, industries, countries, regions, capitalization ranges, styles, or equity indexes.
The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.
The Portfolio may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Portfolio expects to invest a significant portion of its assets in securities of companies in the information technology sector.
The Portfolio has three sleeves, each with a different US large cap growth investment strategy. Each sleeve uses one or more of the following investment strategies:
Systematic: This strategy uses a systematic process that applies a factor-scoring methodology to stocks based on factors such as quality, value, sentiment, and alternatives that have historically been rewarded by the market over the long term. This strategy also employs tracking error targets and constraints on beta, sector, industry, and style exposures. Final security selection is determined through an optimization process designed to construct a custom portfolio while preserving the characteristics of the Russell® 1000 Growth Index.
Diversified Growth: This strategy seeks diversification to help manage risk. It emphasizes security selection and fundamental, bottom-up analysis to identify companies with the potential to grow market share and earnings. It invests primarily in high-quality, large-cap companies that are determined to be leaders in their industries.
Fundamental Growth: This strategy combines investment themes with fundamental research to identify durable growth companies that have the potential to outperform across a range of economic environments. As used here, durable companies are companies determined to have long-term growth prospects, high and/or improving capital returns, and a strong ownership culture that enable them to outperform in a variety of economic environments. There are approximately 12 current investment themes, including A Healthier Tomorrow, Subscriptions and Consumables, Closer to Home, Digital Marketing and others. These themes will change over time.
SunAmerica has engaged Franklin Advisers, Inc. (the “Subadviser”) to make the day to day investment decisions for the Portfolio pursuant to investment guidelines provided by SunAmerica. In accordance with those guidelines, the Subadviser allocates assets among the sleeves and makes the Portfolio’s investments. For two of the sleeves, the Subadviser purchases and sells securities based on model portfolios provided by its investment advisory affiliates (the “sub-sub-advisers”) that provide recommendations to the Subadviser but do not have the authority to make the investments.
The number of sleeves and sub-sub-advisers, the particular sub-sub-advisers, and each sleeve’s strategy may change at any time.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Portfolio’s 80% investment policy, a company is considered to be a large capitalization company if its market capitalization is equal to or greater than the market capitalization of the smallest company in the Russell® 1000 Index during the most recent 12-month period. As of May 31, 2026, the market capitalization range of the companies in the Russell® 1000 Index was between approximately $17.107 million and $5.15 trillion. Also for purposes of the Portfolio’s 80% investment policy, a company is considered to be a growth company if it (i) issues securities that are represented in a third-party growth-style index; or (ii) is above the relevant equity market median in at least two growth metrics similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others. The third-party growth-style indexes the Portfolio currently expects to use to identify growth companies are the Russell 3000® Growth Index and the MSCI All Country World Investable Market Growth Index, although the Portfolio may change the referenced indexes without prior notice.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Equity securities in which the Portfolio invests include common stocks and preferred stocks. In lieu of, or in addition to, direct investments in equity securities, the Portfolio may invest in derivatives and other equity-equivalent, equity-linked or synthetic instruments whose values are based on, or are otherwise tied to, common stocks, equity securities, baskets of equity securities, or equity indexes. These instruments may include convertible securities, rights, warrants, equity-linked notes, participatory notes, options on individual stocks, stock indexes or exchange-traded funds, futures contracts on individual stocks or stock indexes, forward contracts on equity securities, baskets or indexes, total return swaps, equity index swaps, contracts for difference, and other swaps or similar instruments.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization growth companies.

SA Franklin Mid Cap Core Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies economically tied to the U.S. and in derivatives that have economic characteristics similar to such securities. For purposes of the Portfolio’s 80% investment policy, a company is considered to be a mid-capitalization company if it is included in the Russell Midcap® Index (the “Index”). Medium capitalization, or mid-cap, companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Index to the market capitalization of the largest company in the Index during the most recent 12-month period. As of May 31, 2026, the market capitalization range of the companies in the Index was between approximately $874.27 million and $250.12 billion. Equity securities in which the Portfolio invests include common stocks and preferred stocks.
In lieu of, or in addition to, direct investments in equity securities, the Portfolio may invest in derivatives and other equity-equivalent, equity-linked or synthetic instruments whose values are based on, or are otherwise tied to, common stocks, equity securities, baskets of equity securities, or equity indexes. These instruments may include convertible securities, rights, warrants, equity-linked notes, participatory notes, options on individual stocks, stock indexes or exchange-traded funds, futures contracts on individual stocks or stock indexes, forward contracts on equity securities, baskets or indexes, total return swaps, equity index swaps, contracts for difference, and other swaps or similar instruments. The Portfolio may use these instruments as a substitute for direct investments in equity securities or to obtain, adjust, or manage exposure to particular issuers, markets, sectors, industries, countries, regions, capitalization ranges, styles, or equity indexes.
The Portfolio may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Portfolio expects to invest a significant portion of its assets in securities of companies in the financials, industrials and information technology sectors.
The Portfolio has three sleeves, each with a different US mid cap investment strategy. Each sleeve uses one or more of the following investment strategies:
Systematic: This strategy uses a systematic, factor-based process to evaluate stocks based on factors such as quality, value, sentiment, and alternatives that have historically been rewarded by the market over the long term. Final security selection is determined through an optimization process designed to construct a custom portfolio while preserving the characteristics of the Index.
Value Strategy: This strategy seeks to invest in undervalued mid-cap stocks through a combination of quantitative screening and fundamental and qualitative analysis. The strategy may rotate among segments of the opportunity set based on the SunAmerica’s assessment of relative risk and return potential.
Growth Strategy: This strategy uses a concentrated, high-conviction mid-cap growth approach focused on quality companies with durable secular growth characteristics. The strategy applies fundamental research and valuation discipline in selecting investments. As used here, durable companies are companies determined to have growth that will be sustainable over many years and can compound earnings at attractive rates over 5-10 years or longer.
SunAmerica has engaged Franklin Advisers, Inc. (the “Subadviser”) to make the day to day investment decisions for the Portfolio pursuant to investment guidelines provided by SunAmerica. In accordance with those guidelines, the Subadviser allocates assets among the sleeves and makes the Portfolio’s investments. For two of the sleeves, the Subadviser purchases and sells securities based on model portfolios provided by its investment advisory affiliates (the “sub-sub-advisers”) that provide recommendations to the Subadviser but do not have the authority to make the investments.
The number of sleeves and sub-sub-advisers, the particular sub-sub-advisers, and each sleeve’s strategy may change at any time.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Portfolio’s 80% investment policy, a company is considered to be a mid-capitalization company if it is included in the Russell Midcap® Index (the “Index”). Medium capitalization, or mid-cap, companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Index to the market capitalization of the largest company in the Index during the most recent 12-month period. As of May 31, 2026, the market capitalization range of the companies in the Index was between approximately $874.27 million and $250.12 billion. Equity securities in which the Portfolio invests include common stocks and preferred stocks.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In lieu of, or in addition to, direct investments in equity securities, the Portfolio may invest in derivatives and other equity-equivalent, equity-linked or synthetic instruments whose values are based on, or are otherwise tied to, common stocks, equity securities, baskets of equity securities, or equity indexes. These instruments may include convertible securities, rights, warrants, equity-linked notes, participatory notes, options on individual stocks, stock indexes or exchange-traded funds, futures contracts on individual stocks or stock indexes, forward contracts on equity securities, baskets or indexes, total return swaps, equity index swaps, contracts for difference, and other swaps or similar instruments. The Portfolio may use these instruments as a substitute for direct investments in equity securities or to obtain, adjust, or manage exposure to particular issuers, markets, sectors, industries, countries, regions, capitalization ranges, styles, or equity indexes.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies economically tied to the U.S. and in derivatives that have economic characteristics similar to such securities.
SA Franklin Core Fixed Income Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in debt and fixed income securities.
SunAmerica has engaged Franklin Advisers, Inc. (the “Subadviser”) to make the day to day investment decisions for the Portfolio pursuant to investment guidelines provided by SunAmerica.
Although the Portfolio may invest in debt and fixed income securities of any maturity, under normal market circumstances, the target dollar-weighted average effective duration for the Portfolio is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by Subadviser based on the Bloomberg U.S. Aggregate Bond Index. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).
The Portfolio presently intends to limit its investments to U.S. dollar denominated securities and currently anticipates that it will generally only purchase debt securities rated, at the time of purchase, at least Baa3 by Moody’s Investors Service or BBB- by S&P Global Ratings, or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated (as determined by the Subadviser). These securities are known as investment grade securities. The Portfolio may invest in securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality. The Portfolio may invest up to 15% of its total assets in the securities of non-U.S. issuers and may invest a substantial portion of its assets in mortgage-backed and asset-backed securities. The Portfolio may purchase loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Portfolio may acquire securities on a when-issued, delayed delivery or to-be-announced basis. These transactions are arrangements under which the Portfolio buys securities that have been authorized but not yet issued, with payment for and delivery of the security scheduled for a future time.
The Portfolio may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions may include, but are not limited to, futures contracts on securities, securities indexes, currencies, interest rates or other financial instruments; options, including call and put options, purchased or written options, and options on securities, securities indexes, currencies, futures contracts, swaps or other instruments; and swaps, including total return swaps, equity swaps, index swaps, interest rate swaps, currency swaps, credit default swaps, volatility swaps and other swap agreements or similar instruments. In particular, the Portfolio may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), credit default swap indices, options (including options on credit default swaps) and futures contracts. Other instruments may also be used from time to time.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Portfolio presently intends to limit its investments to U.S. dollar denominated securities and currently anticipates that it will generally only purchase debt securities rated, at the time of purchase, at least Baa3 by Moody’s Investors Service or BBB- by S&P Global Ratings, or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated (as determined by the Subadviser). These securities are known as investment grade securities. The Portfolio may invest in securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality. The Portfolio may invest up to 15% of its total assets in the securities of non-U.S. issuers and may invest a substantial portion of its assets in mortgage-backed and asset-backed securities. The Portfolio may purchase loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Portfolio may acquire securities on a when-issued, delayed delivery or to-be-announced basis. These transactions are arrangements under which the Portfolio buys securities that have been authorized but not yet issued, with payment for and delivery of the security scheduled for a future time.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Although the Portfolio may invest in debt and fixed income securities of any maturity, under normal market circumstances, the target dollar-weighted average effective duration for the Portfolio is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by Subadviser based on the Bloomberg U.S. Aggregate Bond Index. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in debt and fixed income securities.